CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Schedule of Accounts Receivable
Accounts Receivable

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Accounts receivable	$46,067	$53,415
Allowance for doubtful accounts	(559)	(532)
Allowance for credit provisions*	(970)	(1,268)
Accounts receivable, net	$44,538	$51,615
___________________
*Overage/usage charges are evaluated on a monthly basis, and any overage/usage charges determined by management as unlikely to be collected due to a customer disputing the charge or due to a concession are reserved. Reserved items are written off when deemed uncollectible or recognized as revenue if collected.

Summary of Prepaid Expenses and Other Current Assets
The Company’s prepaid expenses and other current assets consist of the following:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Prepaid expenses	8,362	6,333
Other current assets	5,122	1,030
Total Prepaid expenses and other current assets	$13,484	$7,363

Schedule of Property and Equipment
Major classes of property and equipment consist of the following:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Computer hardware	$17,684	$15,747
Computer software	9,547	9,023
Furniture and fixtures	2,550	2,242
Networking equipment	7,715	8,089
Leasehold improvements	3,017	2,793
Total property and equipment	40,513	37,894
Less: accumulated depreciation	(28,614)	(25,654)
Property and equipment (net)	$11,899	$12,240

Schedule of Accrued Liabilities
The Company’s accrued liabilities consist of the following:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Accrued payroll and related	$4,804	$13,103
Accrued cost of revenue	4,091	1,886
Accrued other expenses	3,970	5,552
Sales and other taxes payable	2,813	1,621
Finance Lease Obligation	115	191
Total accrued liabilities	$15,793	$22,353